Document and Entity Information	Dec. 11, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001818201
Document Type	8-K/A
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39447
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	167 N. Green Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On October 4, 2024, the Company disclosed that Mary Jo Prigge, the Company’s Executive Vice President, Chief Service Delivery Officer, had notified the Company of her intent to retire from her role with the Company no later than December 31, 2024. On December 17, 2024, the Company filed a Current Report on Form 8-K to disclose that the Company and Ms. Prigge mutually agreed to delay Ms. Prigge’s retirement from her role with the Company until no later than May 31, 2025. The Company is filing this Current Report on Form 8-K/A as an amendment to the aforementioned Form 8-K to revise the date of Ms. Prigge’s retirement, as well as to disclose the details of Ms. Prigge’s transition and separation from the Company, which were not determined at the time of the previous filing.